Average Annual Total Returns{- Fidelity Flex Large Cap Growth Fund} - 07.31 Fidelity Flex Large Cap Growth Fund PRO-07 - Fidelity Flex Large Cap Growth Fund	Fidelity Flex Large Cap Growth Fund Return Before Taxes Past 1 year	Fidelity Flex Large Cap Growth Fund Return Before Taxes Since Inception		Fidelity Flex Large Cap Growth Fund After Taxes on Distributions Past 1 year	Fidelity Flex Large Cap Growth Fund After Taxes on Distributions Since Inception		Fidelity Flex Large Cap Growth Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Large Cap Growth Fund After Taxes on Distributions and Sales Since Inception		RS004 Past 1 year	RS004 Since Inception
Total	64.32%	30.84%	[1]	63.43%	30.17%	[1]	38.41%	24.97%	[1]	38.49%	23.53%	[1]

[1]	(a)From March 8, 2017